Equity instruments - Disclosure of breakdown of equity instruments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets held for trading	€ 176,921	€ 156,118	€ 116,953
Non-trading financial assets mandatorily at fair value through profit or loss	5,910	5,713	5,536
Financial assets at fair value through other comprehensive income	83,308	85,239	108,038
Total financial assets	243,203	193,716	163,853
Equity instruments
Disclosure of financial assets [line items]
Financial assets held for trading	15,057	10,066	15,077
Non-trading financial assets mandatorily at fair value through profit or loss	4,068	3,711	4,042
Financial assets at fair value through other comprehensive income	1,761	1,941	2,453	€ 2,783
Total financial assets	20,886	15,718	21,572
Shares of Spanish companies
Disclosure of financial assets [line items]
Total financial assets	3,540	3,284	3,896
Shares of foreign companies
Disclosure of financial assets [line items]
Total financial assets	15,185	10,494	15,184
Shares of investment funds
Disclosure of financial assets [line items]
Total financial assets	€ 2,161	€ 1,940	€ 2,492